SEGMENT REPORTING - Schedule of Reconciliation of the Net Loss (Details) - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2026		Mar. 31, 2025		Dec. 31, 2025		Dec. 31, 2024
Segment Reporting [Abstract]
Revenue	$ 407,644		$ 0		$ 0		$ 152,127
Cost of revenue:
Materials	3,620		4,593		3,202		57,867
Direct labor	187,605		153,116		151,708		1,336,722
Direct job costs	310,164		(33,273)		(84,818)		222,835
Overhead	151,371		111,281		111,281		588,052
Total cost of revenue	652,760		235,717		181,373		2,205,476
Gross margin	(245,116)		(235,717)		(181,373)		(2,053,349)
Operating expenses:
Research and development	67,500		184,563		174,559		1,821,816
Selling and marketing	1,977,525		543,337		4,671,975		468,074
General and administrative	5,614,686		2,078,805		13,348,686		8,807,651
Total operating expenses	7,659,711		2,806,705		18,195,220		11,097,541
Other segment expenses, net	7,444,929	[1]	(13,569,003)	[1]	(60,694,683)	[2]	(21,364,864)	[2]
Net loss	$ (459,898)		$ (16,611,425)		$ (79,071,276)		$ (34,515,754)

[1]	Other segment expenses, net consist of interest income, interest expense, change in fair value of warrant liabilities, loss on issuance of warrants, warrant issuance costs, change in fair value of debt, loss on issuance of debt, gain on initial recognition of Tekne Investment, change in fair value of investments, gain on issuance of SYME Bonds (related party), change in fair value of SYME Bonds (related party), change in fair value of contingent consideration, change in fair value of derivative liability, change in fair value of convertible notes receivable, remeasurement of subscription for Orbit shares (related party), remeasurement of Orbit equity method investment (related party), change in fair value of SEPA liability, loss on extinguishment of debt, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other loss, net.
[2]	Other segment expenses, net consist of interest income, interest expense, equity in losses of unconsolidated affiliates, change in fair value of warrant liabilities, change in fair value of derivative liability, change in fair value of convertible note receivable, change in fair value of notes payable, change in fair value of SEPA liability, change in fair value of claims settlement liability, loss on issuance of warrants, loss on issuance of notes payable, loss on issuance of SEPA, loss on extinguishment of accounts payable, loss on extinguishment of notes payable, loss on extinguishment of claims liability, net, loss on settlement related to terminated acquisition, SEPA fees and issuance costs, gain on sale of intellectual property intangible assets, loss on impairment of inventories, property and equipment and operating lease right-of-use asset, interest expense recognized on remeasurement of preferred stock liability and other gain (loss), net.